Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Melanie Chan
Title: Chief Compliance Officer
Phone: 203-388-4926

Signature, Place, and Date of Signing:
Melanie Chan			 Stamford, CT               11/06/2012
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 9
Form 13F Information Table Value Total: $ 2,476 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


								VALUE	 SHARES/   SH/	PUT/	INVSTMT	OTHER	 VOTING AUTHORITY
       NAME OF ISSUER		 TITLE OF CLASS	   CUSIP	(x$1000) PRN AMT   PRN 	CALL	DSCRETN	MANAGERS SOLE	SHARED NONE
-------------------------------  --------------    ----------   -------- --------  ---- -----	------- -------- ------ ------ -----

TOWER SEMICONDUCTOR LTD		SHS NEW		  M87915274	67	7567	   SH		SOLE	NONE	7567
VECTOR GROUP LTD		FRNT 11/1	  92240MAS7	1269	1000000	   PRN		SOLE	NONE	1000000
BARCLAYS BK PLC			IPTH S&P VIX NEW  06740C261	360	40000	   SH		SOLE	NONE	40000
KKR FINANCIAL HLDGS LLC		COM		  48248A306	378	37600	   SH		SOLE	NONE	37600
MCDONALDS CORP			COM		  580135101	184	2000	   SH		SOLE	NONE	2000
VERIZON COMMUNICATIONS INC	COM		  92343V104	182	4000	   SH		SOLE	NONE	4000
ARMOUR RESIDENTIAL REIT INC	*W EXP 11/07/201  042315119	2	86000	   SH		SOLE	NONE	86000
SEARCHMEDIA HOLDINGS LTD	*W EXP 11/19/201  G8005Y114	3	60300	   SH		SOLE	NONE	60300
TWO HBRS INVT CORP		*W EXP 11/07/201  90187B119	32	34150	   SH		SOLE	NONE	34150
